Consolidated Statements of Comprehensive Loss ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Statement Of Income And Comprehensive Income [Abstract]
Net (loss)/profit	₨ (2,337)	$ (30.9)	₨ 138	₨ (1,023)
Other comprehensive (loss)/gain, net of tax
Foreign currency translation	(4,811)	(63.8)	(2,343)	(546)
Effective portion of cashflow hedge	4,243	56.3	2,227	247
Income tax effect on effective portion of cash flow hedge	(621)	(8.2)	(314)	(37)
Unrealized (loss) / gain on available-for-sale securities			(23)	13
Income tax effect on unrealized gain/(loss) on available for sale of securities				(12)
Total other comprehensive (loss)/gain	(1,189)	(15.7)	(453)	(335)
Less: Total comprehensive income attributable to non-controlling interest, included in other comprehensive loss/(gain)	0	0.0	0	0
Total comprehensive (loss)/gain	₨ (3,526)	$ (46.6)	₨ (315)	₨ (1,358)